Income tax and social contribution (Details 2) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities
Assets		R$ 37,015
Liabilities	R$ (132,125)	(42,809)
2018
Deferred tax assets and liabilities
Assets		8,895
Liabilities	(8,508)	(20,728)
2019
Deferred tax assets and liabilities
Assets		4,040
Liabilities	(13,659)	(18,008)
2020
Deferred tax assets and liabilities
Assets		2,111
Liabilities	(15,420)	(2,454)
2021
Deferred tax assets and liabilities
Assets		982
Liabilities	10,556	(1,434)
2022
Deferred tax assets and liabilities
Assets		20,987
Liabilities	R$ (105,094)	R$ (185)